Related Party Transactions - Schedule of Related Parties Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Maya [Member]
Schedule of Related Parties Balances [Line Items]
Deposits received from related parties	$ 49	$ 1,055
Contract liability		175
Amounts receivable from related parties	1,969	2,943
Beijing Huaxianglianxin Technology Company [Member]
Schedule of Related Parties Balances [Line Items]
Amounts payable to related parties		20
Amounts receivable from related parties	$ 2	$ 2